Leases - Schedule Of Supplemental Information Related To Operating Leases (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Supplemental Information Related To Operating Leases [Abstract]
Operating cash flows used for operating leases	$ 113	$ 128	$ 138
Right-of-use assets obtained in exchange for new lease liabilities	$ 98	$ 94	$ 168
Weighted-average remaining lease term (in years)	4 years 4 months 24 days	4 years 8 months 12 days	4 years 10 months 24 days
Weighted-average discount rate	3.80%	3.30%	3.80%